Note 14 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2014
Share Capital [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
(thousands of shares)	January 31, 2014	January 31, 2013	January 31, 2012
Balance, beginning of year	62,654	62,433	61,742
Shares issued:
Stock options exercised	991	163	691
Stock options settled for shares (Note 16)	16	58	-
Balance, end of year	63,661	62,654	62,433